Related Party Transactions - Private placement warrants (Details) - USD ($)			6 Months Ended
	Mar. 05, 2020	Jan. 24, 2020	Jun. 30, 2020
Related Party Transactions
Number of warrants to purchase shares issued			10,033,333
Exercise price of warrants		$ 1.50	$ 1.50
Proceeds from issuance of warrants			$ 15,050,000
Price per unit	$ 12.00	$ 12.00
Principal deposited in Trust Account		$ 600,000,000	$ 690,000,000
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination	1 year	1 year
Private Placement
Related Party Transactions
Number of warrants to purchase shares issued			10,033,333
Exercise price of warrants			$ 1.50
Number of shares issuable per warrant			15,050,000
Principal deposited in Trust Account			$ 690,000,000
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination		30 days	30 days
Class A common stock
Related Party Transactions
Exercise price of warrants		$ 11.50	$ 11.50
Price per unit			$ 10.00